Annual Total Returns (Diversified Value Portfolio - Diversified Value Portfolio Annuity) (Diversified Value Portfolio, Diversified Value Portfolio - Diversified Value Portfolio)	12 Months Ended
Dec. 31, 2014
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Annual Total Return
2014	9.83%
2013	29.40%
2012	16.50%
2011	3.92%
2010	9.33%
2009	26.92%
2008	(36.14%)
2007	3.93%
2006	18.88%
2005	7.61%